Schedule of hedging instruments (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Other operating expenses		R$ 525,290
Currency risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Designated amounts		5,728,806
Amortized part		(3,073,456)
Effect on Result	[1]	(525,290)
Impact on Shareholders' equity		R$ (5,763,401)
Effect on result recognized in other operational hedging instrument			R$ 1,667,886
Currency risk [member] | Cash flow hedges [member] | Export prepayments in us$ to third parties [member]
IfrsStatementLineItems [Line Items]
Designation date		07/21/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2019 - March 2021
Exchange rate on designation | Number		3.1813
Designated amounts		R$ 60,000
Amortized part		(60,000)
Effect on Result	[1]	R$ (33,016)
Currency risk [member] | Cash flow hedges [member] | ExportPrepaymentsInUsToThirdPartiesOneMember
IfrsStatementLineItems [Line Items]
Designation date		07/23/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2019 - March 2021
Exchange rate on designation | Number		3.2850
Designated amounts		R$ 100,000
Amortized part		(100,000)
Effect on Result	[1]	R$ (52,436)
Currency risk [member] | Cash flow hedges [member] | ExportPrepaymentsInUsToThirdPartiesTwoMember
IfrsStatementLineItems [Line Items]
Designation date		07/23/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.2850
Designated amounts		R$ 30,000
Amortized part		(24,000)
Effect on Result	[1]	(12,057)
Impact on Shareholders' equity		R$ (13,773)
Currency risk [member] | Cash flow hedges [member] | ExportPrepaymentsInUsToThirdPartiesThreeMember
IfrsStatementLineItems [Line Items]
Designation date		07/24/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.3254
Designated amounts		R$ 100,000
Amortized part		(100,000)
Effect on Result	[1]	(39,382)
Impact on Shareholders' equity		R$ (39,382)
Currency risk [member] | Cash flow hedges [member] | ExportPrepaymentsInUsToThirdPartiesFourMember
IfrsStatementLineItems [Line Items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.3557
Designated amounts		R$ 25,000
Amortized part		(24,150)
Effect on Result	[1]	(9,694)
Impact on Shareholders' equity		R$ (1,891)
Currency risk [member] | Cash flow hedges [member] | Export Prepayments In Us To Third Parties Five [Member]
IfrsStatementLineItems [Line Items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.3557
Designated amounts		R$ 70,000
Amortized part		(56,000)
Effect on Result	[1]	(27,143)
Impact on Shareholders' equity		R$ (31,147)
Currency risk [member] | Cash flow hedges [member] | Export pepayments in us$ to third parties [member]
IfrsStatementLineItems [Line Items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.3557
Designated amounts		R$ 30,000
Amortized part		(24,000)
Effect on Result	[1]	(11,633)
Impact on Shareholders' equity		R$ (13,349)
Currency risk [member] | Cash flow hedges [member] | ExportPrepaymentsInUsToThirdPartiesSevenMember
IfrsStatementLineItems [Line Items]
Designation date		07/28/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		August 2018 - October 2022
Exchange rate on designation | Number		3.3815
Designated amounts		R$ 30,000
Effect on Result	[1]	(11,478)
Impact on Shareholders' equity		R$ (13,194)
Currency risk [member] | Cash flow hedges [member] | Fixed rate notes
IfrsStatementLineItems [Line Items]
Designation date		3/8/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2018 - October 2022
Exchange rate on designation | Number		3.3940
Designated amounts		R$ 355,000
Amortized part		(343,000)
Effect on Result	[1]	(131,680)
Impact on Shareholders' equity		R$ (26,238)
Currency risk [member] | Cash flow hedges [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Designation date		2/4/2018
Hedging instrument		Bonds
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2018 - February 2023
Exchange rate on designation | Number		3.3104
Designated amounts		R$ 1,170,045
Amortized part		(820,045)
Impact on Shareholders' equity		R$ (794,535)
Currency risk [member] | Cash flow hedges [member] | Bonds and export prepayments in us$ [member]
IfrsStatementLineItems [Line Items]
Designation date		07/31/2019
Hedging instrument		Bonds and Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		January 2020 - April 2026
Exchange rate on designation | Number		3.7649
Designated amounts		R$ 1,342,761
Amortized part		(261,261)
Effect on Result	[1]	(21,781)
Impact on Shareholders' equity		R$ (1,949,731)
Currency risk [member] | Cash flow hedges [member] | Bonds without express maturity and export prepayments in us$ to third parties [member]
IfrsStatementLineItems [Line Items]
Designation date		10/1/2020
Hedging instrument		Bonds with no maturity date and Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		March 2020 - December 2050
Exchange rate on designation | Number		4.0745
Designated amounts		R$ 1,416,000
Amortized part		(1,237,000)
Effect on Result	[1]	(174,990)
Impact on Shareholders' equity		R$ (1,506,060)
Currency risk [member] | Cash flow hedges [member] | Bond [member]
IfrsStatementLineItems [Line Items]
Designation date		01/28/2020
Hedging instrument		Bonds
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		March 2017 - January 2028
Exchange rate on designation | Number		4.2064
Designated amounts		R$ 1,000,000
Impact on Shareholders' equity		R$ (1,374,101)

[1]	On December 31, 2021, the amount of (R$